CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 2,289	$ 550,458
Accounts receivable, net	1,983	3,879
Accounts receivable - related party, net	1,253,361	798,147
Inventory	612,312	325,657
Prepaid expenses and deferred charges	101,910	137,858
Total Current Assets	1,971,855	1,815,999
Property, Equipment and Leasehold Improvements, net	286,397	432,110
Other Assets
Intangible assets, net	2,840,304	3,195,689
Investment in unconsolidated subsidiary	0	0
Deposits	18,069	18,069
Total Other Assets	2,858,373	3,213,758
TOTAL ASSETS	5,116,625	5,461,867
Current Liabilities
Accounts payable	2,528,800	1,536,612
Accrued liabilities	500,419	273,201
Promissory notes payable, net of unamortized debt discount and debt issuance costs, current portion	382,580	0
Deferred revenue, current portion	64,100	58,959
Total Current Liabilities	3,475,899	1,868,772
Long Term Liabilities
Deferred revenue, net of current portion	825,278	839,174
Total Long Term Liabilities	825,278	839,174
TOTAL LIABILITIES	$ 4,301,177	$ 2,707,946
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock - $0.001 par value; 20,000 shares authorized; Preferred Stock Series A, 1,000 shares designated; no shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	$ 0	$ 0
Common Stock - $0.001 par value; 200,000,000 shares authorized; 25,237,249 and 24,458,018 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	25,237	24,458
Additional paid-in capital	56,684,372	56,289,882
Accumulated (deficit)	(55,894,161)	(53,560,419)
TOTAL STOCKHOLDERS' EQUITY	815,448	2,753,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,116,625	$ 5,461,867